Operating Leases (Details) - Schedule of Operating Lease Cost - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Cost [Line Items]
Operating lease cost	$ 127	$ 124
Total	$ 127	$ 124